Advertising Space Leasing Costs Charged, Net of Rebates (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Related Party Transaction [Line Items]
Advertising space leasing costs	$ 2,996,195	$ 20,228,219	$ 46,317,121
Sina.com | Charles Cao
Related Party Transaction [Line Items]
Advertising space leasing costs		11,655,724	28,635,023
Sohu . com | Daqing Qi
Related Party Transaction [Line Items]
Advertising space leasing costs		8,047,723	17,208,874
Bona Film Group Ltd. | Daqing Qi
Related Party Transaction [Line Items]
Advertising space leasing costs	2,996,195	359,287
Ctrip.com | Neil Nanpeng Shen
Related Party Transaction [Line Items]
Advertising space leasing costs		130,251	146,356
51.com | Neil Nanpeng Shen
Related Party Transaction [Line Items]
Advertising space leasing costs		7,968	195,376
Qihoo.com | Neil Nanpeng Shen
Related Party Transaction [Line Items]
Advertising space leasing costs			109,564
StormNet Information Technology | David Zhang
Related Party Transaction [Line Items]
Advertising space leasing costs		$ 27,266	$ 21,928